EXPLORATION AND EVALUATION EXPENSES	12 Months Ended
Dec. 31, 2020
EXPLORATION AND EVALUATION EXPENSES
EXPLORATION AND EVALUATION EXPENSES

13.EXPLORATION AND EVALUATION EXPENSES

	Camino	Cerro	Monitor
Year ended December 31, 2020	Rojo	Quema	Gold	Other	Total
Assays and analysis	$62	$21	$1	$—	$84
Drilling	892	270	—	—	1,162
Geological	978	378	11	—	1,367
Engineering	676	396	—	—	1,072
Environmental	147	185	—	—	332
Community and government	3,304	457	—	—	3,761
Land, water use, and claims	4,347	—	121	—	4,468
Project management	—	10	—	—	10
Project review	—	—	—	43	43
Site activities	1,302	600	—	—	1,902
Site administration	1,152	1,148	3	—	2,303
Derecognition of site closure provision	(202)	—	—	—	(202)
	$12,658	$3,465	$136	$43	$16,302

	Camino	Cerro	Monitor
Year ended December 31, 2019	Rojo	Quema	Gold	Other	Total
Assays and analysis	$153	$38	$—	$—	$191
Drilling	1,174	5	—	—	1,179
Geological	872	493	35	—	1,400
Engineering	1,847	15	—	—	1,862
Environmental	473	95	—	—	568
Community and government	498	357	—	—	855
Land, water use, and claims	4,277	84	160	—	4,521
Project management	691	—	—	—	691
Project review	—	—	—	116	116
Site activities	1,240	491	—	—	1,731
Site administration	600	1,236	3	—	1,839
	$11,825	$2,814	$198	$116	$14,953